The American Trust
                                Allegiance Fund

                                One Court Street
                         Lebanon, New Hampshire  03766

                                 ANNUAL REPORT

                               FOR THE YEAR ENDED

                               FEBRUARY 28, 2003

                         AMERICAN TRUST ALLEGIANCE FUND

April, 2003

Dear Fellow Shareholder,

  We are pleased to send you the American Trust Allegiance Fund's Annual Report for the twelve months ending February 28, 2003.

  The past year has been a challenging one for all stock investors. The worst bear market in nearly 70 years dragged stock prices lower again for the third straight year, testing the resolve of long-term investors. The outflow of monies from stock mutual funds continues as investors capitulate to the fatigue of three years of falling prices. We believe long-term investors will regret selling stocks at this point in the market cycle.

  Many of the extraordinary shocks to the financial markets and investor confidence are in the process of finally diminishing. The technology bubble has clearly burst with many marginal tech companies finding their way into bankruptcy or closure. Valuations of technology companies are approaching more rational levels and a nascent improvement in the capital spending cycle is evident. Accounting irregularities are the focus of reinvigorated regulators and circumspect boards of directors. We expect more conservative accounting procedures to be applied to financial reporting, thereby improving the quality of information for all investors. Corporate governance is on the agenda of all senior management committees and institutional investor activist groups. The business cycle is slowly gathering strength and appears to be temporarily held back by geopolitical events. In sum, there are many positive developments underlying the stock market that investors should note.

  The Allegiance Fund maintains broad diversification with exposure to every economic sector except healthcare. The Fund continues to focus on a well-diversified portfolio of high quality common stocks. We look for companies that have demonstrated a relatively high level of consistent profitability and operating momentum. We prefer the more dominant companies in each industry and sector. We continue to believe companies in the U.S. remain the most globally innovative and offer attractive long-term growth potential.

  We thank you for your support and look forward to helping you achieve your financial goals.

Sincerely,

/s/ Jeffrey M. Harris         /s/ Paul H. Collins

Jeffrey M. Harris, CFA        Paul H. Collins

Mutual Fund investing involves risk; loss of principal is possible. 04/03

THE AMERICAN TRUST ALLEGIANCE FUND VS. THE S&P 500 INDEX

    Date         American Trust Allegiance Fund (ATAFX)        S&P 500 Index
    ----         --------------------------------------        -------------
   3/11/97                       $10,000                          $10,000
   5/31/97                       $10,630                          $10,501
   8/31/97                       $11,450                          $11,180
  11/30/97                       $12,200                          $11,926
   2/28/98                       $13,480                          $13,150
   5/31/98                       $13,620                          $13,722
   8/31/98                       $12,110                          $12,085
  11/30/98                       $15,130                          $14,747
   2/28/99                       $17,183                          $15,744
   5/31/99                       $17,842                          $16,606
   8/31/99                       $17,893                          $16,897
  11/30/99                       $20,765                          $17,830
   2/29/00                       $25,942                          $17,593
   5/31/00                       $23,536                          $18,349
   8/31/00                       $28,337                          $19,657
  11/30/00                       $20,887                          $17,078
   2/28/01                       $17,463                          $16,151
   5/31/01                       $17,359                          $16,413
   8/31/01                       $14,931                          $14,863
  11/30/01                       $14,900                          $14,991
   2/28/02                       $15,043                          $14,615
   5/31/02                       $14,775                          $14,140
   8/31/02                       $13,201                          $12,189
  11/30/02                       $13,169                          $12,516
   2/28/03                       $11,713                          $11,300

                                                                      SINCE
                                                                    INCEPTION
TOTAL RETURN:                             1 YEAR   5 YEARS*<F1>  (3/11/97)*<F1>
-------------                             ------   ------------  --------------
American Trust Allegiance Fund           -22.14%      -2.77%          2.68%
S&P 500 Composite Stock Price Index      -22.68%      -2.99%          2.07%

Past performance does not guarantee future results. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

*<F1> Average annual total return represents the average change in account value over the periods indicated.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

SCHEDULE OF INVESTMENTS AT FEBRUARY 28, 2003

    Shares   COMMON STOCKS:  95.69%                               Market Value
    ------   ----------------------                               ------------
             ADHESIVES:  1.56%
     5,000   Avery Dennison Corp.                                  $   287,000
                                                                   -----------

             AEROSPACE/DEFENSE:  1.09%
     3,400   United Technologies Corp.                                 199,172
                                                                   -----------

             AIR FREIGHT & COURIERS:  1.27%
     6,800   Expeditors International of Washington, Inc.              232,492
                                                                   -----------

             ALUMINUM:  0.49%
     4,400   Alcoa, Inc.                                                90,200
                                                                   -----------

             AUTO SYSTEMS/BUILDING CONTROLS:  1.61%
     3,800   Johnson Controls, Inc.                                    296,248
                                                                   -----------

             BANKS:  7.57%
     5,800   Bank of America Corp.                                     401,592
     9,700   Commerce Bancorp, Inc.                                    400,804
     4,200   Fifth Third Bancorp                                       223,062
    10,500   Washington Mutual, Inc.                                   362,565
                                                                   -----------
                                                                     1,388,023
                                                                   -----------

             CHEMICALS - SPECIALTY:  2.22%
     8,300   Ecolab, Inc.                                              407,115
                                                                   -----------

             COMMUNICATIONS EQUIPMENT:  0.36%
     5,000   Nokia Corp.#<F3>                                           66,150
                                                                   -----------

             COMPUTER HARDWARE:  5.51%
    18,000   Dell Computer Corp.*<F2>                                  485,280
     2,000   Electronic Arts, Inc.*<F2>                                105,600
     5,400   International Business Machines Corp.                     420,930
                                                                   -----------
                                                                     1,011,810
                                                                   -----------

             COMPUTER SERVICES:  2.08%
     8,500   Affiliated Computer Services, Inc. - Class A*<F2>         381,055
                                                                   -----------

             COMPUTER SOFTWARE:  2.94%
    18,300   Microsoft Corp.                                           433,710
     2,600   Symantec Corp.*<F2>                                       105,222
                                                                   -----------
                                                                       538,932
                                                                   -----------

             COMPUTER STORAGE/PERIPHERAL:  0.91%
    22,500   EMC Corp.*<F2>                                            166,275
                                                                   -----------

             CONSTRUCTION & ENGINEERING:  2.34%
    11,300   Jacobs Engineering Group, Inc.*<F2>                       429,174
                                                                   -----------

             COSMETICS:  1.63%
     3,000   Alberto-Culver Co. - Class B                              149,130
     2,900   Avon Products, Inc.                                       150,800
                                                                   -----------
                                                                       299,930
                                                                   -----------

             DEPARTMENT STORES:  1.04%
     3,900   Kohl's Corp.*<F2>                                         190,710
                                                                   -----------

             DIVERSE FINANCIAL SERVICES:  7.79%
     2,000   Fannie Mae                                                128,200
    16,500   Federated Investors, Inc. - Class B                       417,780
     2,400   Freddie Mac                                               131,160
     5,800   Merrill Lynch & Co., Inc.                                 197,664
     1,200   SLM Corp.                                                 130,740
    11,500   State Street Corp.                                        423,775
                                                                   -----------
                                                                     1,429,319
                                                                   -----------

             ELECTRICAL COMPONENT:  2.22%
     3,100   Emerson Electric Co.                                      145,917
    30,100   Flextronics International Ltd.*<F2>                       261,268
                                                                   -----------
                                                                       407,185
                                                                   -----------

             ELECTRICAL SERVICES:  2.60%
     4,550   Dominion Resources, Inc. VA                               245,245
     4,150   FPL Group, Inc.                                           232,441
                                                                   -----------
                                                                       477,686
                                                                   -----------

             FOOD DISTRIBUTORS:  1.43%
     5,500   Performance Food Group Co.*<F2>                           173,195
     3,300   Sysco Corp.                                                89,496
                                                                   -----------
                                                                       262,691
                                                                   -----------

             FOOD MISCELLANEOUS:  2.19%
     2,100   General Mills, Inc.                                        90,027
     2,900   Kellogg Co.                                                85,753
     4,400   McCormick & Co.                                           101,772
     2,300   Wrigley Wm Jr Co.                                         123,349
                                                                   -----------
                                                                       400,901
                                                                   -----------

             HOUSEHOLD PRODUCTS:  1.68%
     2,900   Colgate-Palmolive Co.                                     145,899
     3,850   The Clorox Co.                                            162,894
                                                                   -----------
                                                                       308,793
                                                                   -----------

             INDUSTRIAL MACHINERY:  8.44%
     2,250   American Standard Cos., Inc.*<F2>                         154,148
     9,600   Applied Materials, Inc.*<F2>                              124,608
     6,500   Danaher Corp.                                             422,630
     4,400   Donaldson Co., Inc.                                       153,340
     6,675   Illinois Tool Works, Inc.                                 397,630
     7,500   Ingersoll-Rand Co.                                        295,875
                                                                   -----------
                                                                     1,548,231
                                                                   -----------

             INSURANCE - BROKERS:  2.34%
    10,550   Marsh & McLennan Companies, Inc.                          429,385
                                                                   -----------

             INSURANCE - MULTI-LINE:  1.31%
     4,867   American International Group, Inc.                        239,894
                                                                   -----------

             IT CONSULTING & SERVICES:  1.55%
    14,400   SunGard Data Systems, Inc.*<F2>                           283,392
                                                                   -----------

             MOTORCYCLE MANUFACTURERS:  0.80%
     3,700   Harley-Davidson, Inc.                                     146,483
                                                                   -----------

             NETWORKING EQUIPMENT:  2.34%
    30,720   Cisco Systems, Inc.*<F2>                                  429,466
                                                                   -----------

             OIL AND GAS - EQUIPMENT/SERVICE:  1.52%
     6,700   Schlumberger Ltd.                                         278,787
                                                                   -----------

             OIL AND GAS - INTEGRATED:  4.47%
     4,200   ChevronTexaco Corp.                                       269,514
     8,500   Exxon Mobil Corp.                                         289,170
     6,600   Royal Dutch Petroleum Co. #<F3>                           261,822
                                                                   -----------
                                                                       820,506
                                                                   -----------

             PRINTING & PUBLISHING:  2.31%
     3,800   New York Times Co. - Class A                              176,548
     4,400   The McGraw-Hill Companies, Inc.                           247,456
                                                                   -----------
                                                                       424,004
                                                                   -----------

             RESTAURANTS:  1.11%
     4,500   Darden Restaurants, Inc.                                   80,145
     5,500   Sonic Corp.*<F2>                                          123,860
                                                                   -----------
                                                                       204,005
                                                                   -----------

             RETAIL - HOME IMPROVEMENT:  0.79%
     3,700   Lowe's Cos., Inc.                                         145,410
                                                                   -----------

             RETAIL - SPECIALTY:  3.60%
    16,800   Chico's Fas, Inc.*<F2>                                    303,576
    10,800   Bed Bath & Beyond, Inc.*<F2>                              356,832
                                                                   -----------
                                                                       660,408
                                                                   -----------

             SEMICONDUCTORS:  3.30%
     5,800   Analog Devices, Inc.*<F2>                                 169,128
    16,300   Intel Corp.                                               281,175
     9,300   Texas Instruments, Inc.                                   155,775
                                                                   -----------
                                                                       606,078
                                                                   -----------

             SERVICES - DATA PROCESSING:  3.68%
     8,400   Automatic Data Processing, Inc.                           273,000
    11,600   First Data Corp.                                          401,940
                                                                   -----------
                                                                       674,940
                                                                   -----------

             SERVICES - DIVERSE/COMMERCIAL:  4.38%
     9,600   Apollo Group, Inc. - Class A*<F2>                         444,864
    10,700   Cintas Corp.                                              359,199
                                                                   -----------
                                                                       804,063
                                                                   -----------

             TELEPHONE:  3.22%
    13,900   SBC Communications, Inc.                                  289,120
     8,725   Verizon Communications, Inc.                              301,710
                                                                   -----------
                                                                       590,830
                                                                   -----------

             TOTAL COMMON STOCKS
               (Cost $19,184,566)                                   17,556,743
                                                                   -----------

 Principal
  Amount     SHORT-TERM INVESTMENTS:  6.86%
 ---------   ------------------------------
 1,258,110   Cash Trust Series II - Treasury Cash
               Series Fund II (Cost $1,258,110)                      1,258,110
                                                                   -----------

             Total Investments in Securities
               (Cost $20,442,676):  102.55%                         18,814,853
             Liabilities in Excess of Other Assets:(2.55%)            (468,234)
                                                                   -----------
             Net Assets:  100.00%                                  $18,346,619
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
#<F3>  ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 28, 2003

ASSETS
   Investments in securities, at value
     (cost $20,442,676)                                            $18,814,853
   Receivables:
       Securities sold                                                  52,022
       Fund shares sold                                                 25,100
       Dividends and interest                                           24,548
   Prepaid expenses                                                      9,753
   Other assets                                                            113
                                                                   -----------
           Total assets                                             18,926,389
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            517,925
       Fund shares purchased                                               306
       Accrued advisory fee                                              5,241
       Administration Fees                                               2,839
   Accrued expenses                                                     53,459
                                                                   -----------
           Total liabilities                                           579,770
                                                                   -----------

NET ASSETS                                                         $18,346,619
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE [$18,346,619 / 1,676,355 shares
     outstanding; unlimited number of shares
     (par value $0.01) authorized]                                      $10.94
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $30,427,613
   Accumulated net realized loss on investments                    (10,453,171)
   Net unrealized depreciation on investments                       (1,627,823)
                                                                   -----------
           Net assets                                              $18,346,619
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2003

INVESTMENT INCOME
   Income
       Dividends (net of foreign tax $864)                         $   247,903
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                          210,433
       Transfer agent fees                                              68,072
       Administration fees (Note 3)                                     44,349
       Fund accounting fees                                             25,009
       Custody fees                                                     22,428
       Audit fees                                                       14,487
       Registration fees                                                13,897
       Reports to shareholders                                          12,122
       Legal fees                                                        7,578
       Trustee fees                                                      5,793
       Miscellaneous                                                     5,257
       Insurance expense                                                 2,387
       Other expense                                                        96
                                                                   -----------
           Total expenses                                              431,908
           Less:  advisory fee waiver (Note 3)                        (110,842)
                                                                   -----------
           Net expenses                                                321,066
                                                                   -----------
               NET INVESTMENT LOSS                                     (73,163)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                 (3,533,018)
   Net change in unrealized depreciation on investments             (1,923,312)
                                                                   -----------
       Net realized and unrealized loss on investments              (5,456,330)
                                                                   -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $(5,529,493)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Year Ended          Year Ended
                                                        February 28, 2003   February 28, 2002
                                                        -----------------   -----------------
(DECREASE) / INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                     $   (73,163)        $  (145,697)
   Net realized loss on investments                         (3,533,018)         (6,372,357)
   Net unrealized (depreciation)/
     appreciation on investments                            (1,923,312)          2,111,359
                                                           -----------         -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                          (5,529,493)         (4,406,695)
                                                           -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on
     security transactions                                          --            (709,246)
                                                           -----------         -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease in net assets
     derived from net change
     in outstanding shares(a)<F4>                           (2,199,588)           (765,630)
                                                           -----------         -----------
       TOTAL DECREASE IN NET ASSETS                         (7,729,081)         (5,881,571)
NET ASSETS
   Beginning of year                                        26,075,700          31,957,271
                                                           -----------         -----------
   END OF YEAR                                             $18,346,619         $26,075,700
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F4>  A summary of share transactions is as follows:

                                Year Ended                     Year Ended
                             February 28, 2003             February 28, 2002
                           ---------------------         ---------------------
                            Shares       Value            Shares        Value
                           --------     --------         --------      --------
Shares sold                 168,681    $ 2,099,288        245,748     $3,673,475
Shares issued in
  reinvestment of
  distributions                  --             --         49,283        692,922
Shares redeemed            (347,980)    (4,298,876)      (345,925)    (5,132,027)
                           --------    -----------       --------     ----------
Net decrease               (179,299)   $(2,199,588)       (50,894)    $ (765,630)
                           --------    -----------       --------     ----------
                           --------    -----------       --------     ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Year           Year           Year           Year           Year
                                               Ended          Ended          Ended          Ended          Ended
                                              2/28/03        2/28/02        2/28/01        2/29/00        2/28/99
                                              -------        -------        -------        -------        -------

Net asset value,
  beginning of period                          $14.05         $16.76         $25.56         $16.93         $13.48
                                               ------         ------         ------         ------         ------

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment loss                          (0.04)         (0.08)         (0.16)         (0.11)         (0.07)
   Net realized and unrealized
     (loss)/gain on investments                 (3.07)         (2.24)         (8.10)          8.74           3.74
                                               ------         ------         ------         ------         ------
   Total from
     investment operations                      (3.11)         (2.32)         (8.26)          8.63           3.67
                                               ------         ------         ------         ------         ------

Less distributions:
   From net realized gain                          --          (0.39)         (0.54)            --          (0.22)
                                               ------         ------         ------         ------         ------

Net asset value,
  end of period                                $10.94         $14.05         $16.76         $25.56         $16.93
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------

Total return                                   (22.14)%       (13.86)%       (32.68)%        50.97%         27.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (thousands)                       $18,347        $26,076        $31,957        $36,932        $13,329

Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                               1.95%          1.80%          1.56%          1.75%          2.30%
   After expense
     reimbursement                               1.45%          1.45%          1.45%          1.45%          1.45%

Ratio of net investment loss
  to average net assets:
   After fees waived and
     expenses absorbed                          (0.33)%        (0.52)%        (0.77)%        (0.73)%        (0.57)%

Portfolio turnover rate                        108.19%         73.96%         86.13%         39.81%         40.99%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2003

NOTE 1 - ORGANIZATION

    The American Trust Allegiance Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

    D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the year ended February 28, 2003, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 28, 2003, the Fund incurred $210,433 in Advisory Fees.

    The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended February 28, 2003, the Advisor reduced its fees in the amount of $110,842; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $494,712 at February 28, 2003. Cumulative expenses subject to recapture expire as follows:

                Year          Amount
                ----          ------
                2003         $174,965
                2004          109,256
                2005           99,649
                2006          110,842
                             --------
                             $494,712
                             --------
                             --------

    US Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

    Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Fund are also officers of the Administrator and Distributor.

    In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    For the year ended February 28, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $22,352,005 and $24,440,980, respectively.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

    Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

    The tax character of distributions paid during years ended February 28, 2003 and 2002 were as follows:

                                        2003              2002
                                        ----              ----
      Long-term capital gains            $0             $709,246

    At February 28, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

      Undistributed ordinary income                       $          0
      Accumulated capital loss                              (9,628,086)
      Unrealized depreciation                               (2,452,908)
                                                          ------------
                                                          $(12,080,994)
                                                          ------------
                                                          ------------

    At February 28, 2003, the Fund had a net capital loss carryforward of $8,950,695, of which $5,489,082 expires in 2010 and $3,461,613 expires in 2011.
In addition, the Fund elected to defer $677,481 of post-October losses and treat them as arising on March 1, 2003. The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

    On February 28, 2003 the cost of investments for federal income tax purposes was $21,267,761. Gross unrealized appreciation/(depreciation) for tax purposes, were as follows:

      Tax basis unrealized appreciation               $   529,929
      Tax basis unrealized depreciation                (2,982,837)
                                                      -----------
      Net tax basis unrealized depreciation           $(2,452,908)
                                                      -----------
                                                      -----------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of American Trust Allegiance Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Trust Allegiance Fund, a series of Advisors Series Trust, ("the "Fund") at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights presented for the year ended February 28, 1999 were audited by other independent accountants whose report dated March 26, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
April 11, 2003

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. Each Trustee and Officer oversees sixteen funds in the complex. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling the advisor.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                        TERM OF         PRINCIPAL                 OTHER
                          POSITION      OFFICE AND      OCCUPATION                DIRECTORSHIPS
NAME, AGE                 HELD WITH     LENGTH OF       DURING PAST               HELD BY
AND ADDRESS               THE TRUST     TIME SERVED     FIVE YEARS                TRUSTEE OR OFFICER
-----------               ---------     -----------     -----------               ------------------
Walter E. Auch            Trustee       Indefinite      Management                Nicholas-Applegate
(Born 1921)                             Term            Consultant                Funds, Citigroup,
2020 E. Financial Way                                                             Pimco Advisors LLP,
Glendora, CA 91741                      Since 1997                                and Senele Group

James Clayburn            Trustee       Indefinite      Dean Emeritus,            The Payden & Rygel
LaForce                                 Term            John E. Anderson          Investment Group,
(Born 1927)                                             Graduate School           The Metzler/Payden
2020 E. Financial Way                   Since           of Management,            Investment Group, PIC
Glendora, CA 91741                      May 2002        University of             Investment Trust, PIC
                                                        California,               Small Cap Portfolio,
                                                        Los Angeles               PIC Balanced Portfolio,
                                                                                  PIC Growth Portfolio,
                                                                                  PIC Mid Cap Portfolio,
                                                                                  Provident Investment
                                                                                  Counsel Institutional
                                                                                  Money Market Fund,
                                                                                  Black Rock Funds,
                                                                                  Jacobs Engineering,
                                                                                  Arena Pharmaceuticals,
                                                                                  Cancervax

Donald E. O'Connor        Trustee       Indefinite      Financial                 The Forward Funds
(Born 1936)                             Term            Consultant;
2020 E. Financial Way                                   formerly
Glendora, CA 91741                      Since 1997      Executive Vice
                                                        President and
                                                        Chief Operating
                                                        officer of ICI
                                                        Mutual Insurance
                                                        Company (until
                                                        January, 1997).

George J. Rebhan          Trustee       Indefinite      Retired;                  E*Trade Funds
(Born 1934)                             Term            formerly
2020 E. Financial Way                                   President,
Glendora, CA 91741                      Since           Hotchkis
                                        May 2002        and Wiley Funds
                                                        (mutual funds)
                                                        from 1985 to 1993.

George T. Wofford III     Trustee       Indefinite      Senior Vice               Not Applicable
(Born 1939)                             Term            President,
2020 E. Financial Way                                   Information
Glendora, CA 91741                      Since 1997      Services, Federal
                                                        Home Loan Bank
                                                        of San Francisco.

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Eric M. Banhazl           Trustee &     Indefinite      Senior Vice               None
(Born 1957)               President     Term            President, U.S.
2020 E. Financial Way                                   Bancorp Fund
Glendora, CA 91741                      Since 1997      Services, LLC,
                                                        the Fund's
                                                        administrator
                                                        (since July, 2001);
                                                        Treasurer,
                                                        Investec Funds;
                                                        formerly, Executive
                                                        Vice President,
                                                        Investment
                                                        Company
                                                        Administration,
                                                        LLC ("ICA") (The
                                                        Fund's former
                                                        administrator).

John S. Wagner            Treasurer     Indefinite      Assistant Vice            None
(Born 1965)                             Term            President
615 E. Michigan Street                                  Compliance and
Milwaukee, WI 53202                     Since           Administration,
                                        September       U.S. Bancorp
                                        2002            Fund Services,
                                                        LLC, since
                                                        June 1999.

Chad E. Fickett           Secretary     Indefinite      Compliance                None
(Born 1973)                             Term            Administrator,
615 E. Michigan Street                                  U.S. Bancorp
Milwaukee, WI 53202                     Since           Fund Services,
                                        March 2002      LLC since July
                                                        2000.

                                    ADVISOR
                    American Trust Investment Advisors, LLC
                                One Court Street
                               Lebanon, NH 03766
                                 (800) 788-8806

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (800) 385-7003

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.